Fees Summary	Nov. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 520,000
Previously Paid Amount	0.00
Total Fee Amount	79.61
Total Offset Amount	0.00
Net Fee	79.61
Narrative - Max Aggregate Offering Price	$ 520,000
Final Prospectus	true